Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011		Dec. 31, 2010
Assets
Cash and due from banks	$ 30,466,000,000		$ 27,567,000,000
Deposits with banks	169,880,000,000		21,673,000,000
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,362,000,000		222,554,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	121,493,000,000		123,587,000,000
Trading assets (included assets pledged of $99,140 and $73,056)	458,722,000,000		489,892,000,000
Securities (included $324,726 and $316,318 at fair value and assets pledged of $96,167 and $86,891)	324,741,000,000		316,336,000,000
Loans (included $2,007 and $1,976 at fair value)	689,736,000,000		692,927,000,000
Allowance for loan losses	(28,520,000,000)		(32,266,000,000)
Loans, net of allowance for loan losses	661,216,000,000		660,661,000,000
Accrued interest and accounts receivable	80,292,000,000		70,147,000,000
Premises and equipment	13,679,000,000		13,355,000,000
Goodwill	48,882,000,000		48,854,000,000
Mortgage servicing rights	12,243,000,000		13,649,000,000
Other intangible assets	3,679,000,000		4,039,000,000
Other assets (included $18,423 and $18,201 at fair value and assets pledged of $1,597 and $1,485)	108,109,000,000		105,291,000,000
Total assets	2,246,764,000,000	[1]	2,117,605,000,000	[1]
Liabilities
Deposits (included $4,788 and $4,369 at fair value)	1,048,685,000,000		930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,588 and $4,060 at fair value)	254,124,000,000		276,644,000,000
Commercial paper	51,160,000,000		35,363,000,000
Other borrowed funds (included $11,701 and $9,931 at fair value)	30,208,000,000		34,325,000,000
Trading liabilities	148,533,000,000		146,166,000,000
Accounts payable and other liabilities (included the allowance for lending-related commitments of $626 and $717 and $73 and $236 at fair value)	184,490,000,000		170,330,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	67,457,000,000		77,649,000,000
Long-term debt (included $38,516 and $38,839 at fair value)	279,228,000,000		270,653,000,000
Total liabilities	2,063,885,000,000	[1]	1,941,499,000,000	[1]
Commitments and contingencies (see Note 21 and 23 of this Form 10-Q)
Stockholders' equity
Preferred stock ($1 par value; authorized 200,000,000 shares: issued 780,000 shares)	7,800,000,000		7,800,000,000
Common stock ($1 par value; authorized 9,000,000,000 shares; issued 4,104,933,895 shares)	4,105,000,000		4,105,000,000
Capital surplus	95,061,000,000		97,415,000,000
Retained earnings	82,612,000,000		73,998,000,000
Accumulated other comprehensive income/(loss)	1,638,000,000		1,001,000,000
Shares held in RSU Trust, at cost (1,191,384 and 1,192,712 shares	(53,000,000)		(53,000,000)
Treasury stock, at cost (194,737,517 and 194,639,785 shares)	(8,284,000,000)		(8,160,000,000)
Total stockholders' equity	182,879,000,000		176,106,000,000
Total liabilities and stockholders' equity	2,246,764,000,000		2,117,605,000,000
Limited program-wide credit enhancement	2,000,000,000		2,000,000,000
Assets and liabilities related to VIEs that are consolidated by the Firm
Assets
Trading assets (included assets pledged of $99,140 and $73,056)	7,124,000,000	[2]	9,837,000,000	[2]
Loans (included $2,007 and $1,976 at fair value)	80,387,000,000	[2]	95,587,000,000	[2]
Other assets (included $18,423 and $18,201 at fair value and assets pledged of $1,597 and $1,485)	2,675,000,000	[2]	3,494,000,000	[2]
Total assets	90,186,000,000	[2]	108,918,000,000	[2]
Liabilities
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	67,457,000,000	[2]	77,649,000,000	[2]
All other liabilities	1,587,000,000	[2]	1,922,000,000	[2]
Total liabilities	$ 69,044,000,000	[2]	$ 79,571,000,000	[2]

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at June 30, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm’s interests in those entities, which were eliminated in consolidation.
[2]	The assets of the consolidated VIEs are used to settle the liabilities of those entities. The holders of the beneficial interests do not have recourse to the general credit of JPMorgan Chase. At both June 30, 2011, and December 31, 2010, the Firm provided limited program-wide credit enhancement of $2.0 billion related to its Firm-administered multi-seller conduits. For further discussion, see Note 15 on pages 151–159 of this Form 10-Q.